Schedule of Investments (unaudited) March 31, 2019	BlackRock Large Cap Focus Growth V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 100.1%

Aerospace & Defense — 2.0%
Boeing Co. (The)	9,585	$3,655,911

Automobiles — 2.4%
Ferrari NV	21,950	2,936,910
Tesla, Inc.(a)(b)	5,362	1,500,609

		4,437,519

Beverages — 2.6%
Constellation Brands, Inc., Class A	27,179	4,765,294

Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc.(b)	12,855	2,364,677

Capital Markets — 4.1%
CME Group, Inc.	18,915	3,113,031
S&P Global, Inc.	20,508	4,317,959

		7,430,990

Chemicals — 1.0%
Sherwin-Williams Co. (The)	4,306	1,854,637

Construction Materials — 1.6%
Vulcan Materials Co.	23,808	2,818,867

Entertainment — 3.3%
Netflix, Inc.(b)	16,995	6,059,737

Equity Real Estate Investment Trusts (REITs) — 2.2%
SBA Communications Corp.(b)	19,794	3,952,070

Health Care Equipment & Supplies — 8.8%
Align Technology, Inc.(b)	15,348	4,363,897
Becton Dickinson and Co.	16,306	4,072,097
Boston Scientific Corp.(a)(b)	100,161	3,844,179
Intuitive Surgical, Inc.(b)	6,512	3,715,617

		15,995,790

Health Care Providers & Services — 4.3%
Centene Corp.(b)	46,201	2,453,273
UnitedHealth Group, Inc.	22,069	5,456,781

		7,910,054

Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc.	11,235	2,899,754

Interactive Media & Services — 7.9%
Alphabet, Inc., Class A(b)	5,121	6,026,854
IAC/InterActiveCorp(b)	14,561	3,059,412
Tencent Holdings Ltd.	117,646	5,410,280

		14,496,546

Internet & Direct Marketing Retail — 14.3%
Alibaba Group Holding Ltd., ADR(b)	14,198	2,590,425
Amazon.com, Inc.(b)	10,914	19,435,105
MercadoLibre, Inc.	8,179	4,152,724

		26,178,254

IT Services — 10.6%
Mastercard, Inc., Class A	31,991	7,532,281
PayPal Holdings, Inc.(b)	37,247	3,867,728
Visa, Inc., Class A	51,045	7,972,719

		19,372,728

Life Sciences Tools & Services — 1.7%
Illumina, Inc.(b)	10,081	3,132,066

Machinery — 1.0%
Xylem, Inc.	23,799	1,881,073

Pharmaceuticals — 1.2%
Zoetis, Inc.	21,327	2,146,989

Security	Shares		Value

Professional Services — 3.1%
CoStar Group, Inc.(b)	12,188		$5,684,727

Road & Rail — 1.8%
Union Pacific Corp.	19,718		3,296,850

Semiconductors & Semiconductor Equipment — 4.2%
ASML Holding NV (Registered), NYRS	18,743		3,524,621
NVIDIA Corp.	9,273		1,665,060
Xilinx, Inc.	18,715		2,372,875

			7,562,556

Software — 19.1%
Adobe, Inc.(b)	17,214		4,587,359
Autodesk, Inc.(b)	16,059		2,502,314
Coupa Software, Inc.(b)	15,127		1,376,255
Fair Isaac Corp.(b)	7,672		2,083,945
Intuit, Inc.	19,008		4,968,881
Microsoft Corp.	72,398		8,538,620
salesforce.com, Inc.(b)	41,971		6,646,947
ServiceNow, Inc.(b)	17,100		4,214,979

			34,919,300

Total Common Stocks — 100.1% (Cost: $140,734,942)			182,816,389

Total Long-Term Investments — 100.1% (Cost: $140,734,942)			182,816,389

Short-Term Securities — 1.5%

Money Market Funds — 1.5%(c)(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%	781,177		781,177
SL Liquidity Series, LLC, Money Market Series, 2.67%(d)	2,081,708		2,082,333

Total Money Market Funds — 1.5% (Cost: $2,863,443)			2,863,510

	Par (000)

Time Deposits — 0.0%
Brown Brothers Harriman & Co.:
0.77%, 04/01/19	AUD —	(e)	232
1.42%, 04/01/19	HKD —	(e)	52

Total Time Deposits — 0.0% (Cost: $284)			284

Total Short-Term Securities — 1.5% (Cost: $2,863,727)			2,863,794

Total Investments — 101.6% (Cost: $143,598,669)			185,680,183

Liabilities in Excess of Other Assets — (1.6)%			(2,992,131)

Net Assets — 100.0%			$182,688,052

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Amount is less than $500.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Focus Growth V.I. Fund

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,741,601	(2,960,424)	781,177	$781,177	$10,846		$—	$—
SL Liquidity Series, LLC, Money Market Series	7,770,691	(5,688,983)	2,081,708	2,082,333	(2,807	)(b)	1,353	844

				$2,863,510	$8,039		$1,353	$844

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Currency

AUD — Australian Dollar

HKD — Hong Kong Dollar

Portfolio Abbreviations

ADR — American Depositary Receipt

NYRS — New York Registered Shares

REIT — Real Estate Investment Trust

S&P — S&P Global Rating

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Large Cap Focus Growth V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,655,911	$—	$—	$3,655,911
Automobiles	4,437,519	—	—	4,437,519
Beverages	4,765,294	—	—	4,765,294
Biotechnology	2,364,677	—	—	2,364,677
Capital Markets	7,430,990	—	—	7,430,990
Chemicals	1,854,637	—	—	1,854,637
Construction Materials	2,818,867	—	—	2,818,867
Entertainment	6,059,737	—	—	6,059,737
Equity Real Estate Investment Trusts (REITs)	3,952,070	—	—	3,952,070
Health Care Equipment & Supplies	15,995,790	—	—	15,995,790
Health Care Providers & Services	7,910,054	—	—	7,910,054
Hotels, Restaurants & Leisure	2,899,754	—	—	2,899,754
Interactive Media & Services	9,086,266	5,410,280	—	14,496,546
Internet & Direct Marketing Retail	26,178,254	—	—	26,178,254
IT Services	19,372,728	—	—	19,372,728
Life Sciences Tools & Services	3,132,066	—	—	3,132,066
Machinery	1,881,073	—	—	1,881,073
Pharmaceuticals	2,146,989	—	—	2,146,989
Professional Services	5,684,727	—	—	5,684,727
Road & Rail	3,296,850	—	—	3,296,850
Semiconductors & Semiconductor Equipment	7,562,556	—	—	7,562,556
Software	34,919,300	—	—	34,919,300
Short-Term Securities:
Money Market Funds	781,177	—	—	781,177
Time Deposits	—	284	—	284

Subtotal	$178,187,286	$5,410,564	$—	$183,597,850

Investments valued at NAV(a)				2,082,333

Total Investments				$185,680,183

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

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